Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 96,668	$ 125,777
Short-term bank deposits	241,103	224,804
Marketable securities	25,920	13,718
Trade receivables, net	49,866	51,566
Inventories	55,344	52,487
Other accounts receivable and prepaid expenses	11,148	9,178
Total current assets	480,049	477,530
LONG-TERM ASSETS:
Marketable securities	93,816	71,636
Deposits and other long-term assets	471	395
Severance pay fund	342	337
Deferred taxes	7,054	5,096
Property, plant and equipment, net	38,401	29,255
Operating lease right-of-use assets	22,122	21,053
Intangible assets, net	10,479	7,221
Goodwill	25,447	16,466
Total long-term assets	198,132	151,459
Total assets	678,181	628,989
CURRENT LIABILITIES:
Trade payables	30,630	32,016
Employees and payroll accruals	22,238	15,022
Deferred revenues and advances from customers	11,719	27,019
Operating lease liabilities	4,461	3,957
Other payables and accrued expenses	22,116	11,613
Total current liabilities	91,164	89,627
LONG TERM LIABILITIES:
Accrued severance pay	1,327	1,214
Operating lease liabilities	18,856	18,688
Other long-term liabilities	1,699	443
Total long-term liabilities	21,882	20,345
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 200,000,000 shares at September 30, 2021 and December 31, 2020, respectively; Issued and Outstanding: 46,477,324 shares and 45,988,613 shares at September 30, 2021 and December 31, 2020, respectively	123	121
Additional paid in capital	520,884	488,208
Accumulated other comprehensive income	1,600	2,733
Retained earnings	42,528	27,955
Total shareholders' equity	565,135	519,017
Total liabilities and shareholders' equity	$ 678,181	$ 628,989